INVENTORIES	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
INVENTORIES
INVENTORIES

As at December 31,	2017	2016
Product inventories	$35.6	$51.2
Work in process (i)	14.1	60.2
Ore stockpiles	126.6	64.6
Materials and supplies	93.7	106.4
	$270.0	$282.4
Less: non-current ore stockpiles included in property, plant and equipment (Note 21)	$(106.5)	$(28.3)
	$163.5	$254.1
(i) The work in process balance at December 31, 2016 includes $45.8 million of inventories related to Gualcamayo. Due to the classification of Gualcamayo as a disposal group held for sale in 2017 (refer to Note 6(a): Acquisition and Disposition of Mineral Interests and Corporate Transactions to the Company's Consolidated Financial Statements), the work in process balance at December 31, 2017 excludes work in process inventories related to Gualcamayo.

The amount of inventories recognized as an expense during the year ended December 31, 2017 was $1.04 billion (2016 - $1.03 billion) and is included in cost of sales excluding depletion, depreciation and amortization. For the year ended December 31, 2017, a total charge of $11.2 million was recorded to adjust inventory to net realizable value (2016 - $0.4 million recovery) which is included in cost of sales excluding depletion, depreciation and amortization.